UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06265

Nuveen Pennsylvania Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Pennsylvania Quality Municipal Income Fund (NQP)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 160.1% (99.5% of Total Investments)

	MUNICIPAL BONDS – 160.1% (99.5% of Total Investments)

	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 2,419,060
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 19.8% (12.3% of Total Investments)
1,420	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	1,573,190
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
5,035	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/23 at 100.00	AA–	5,766,686
	Mellon University, Series 2013, 5.000%, 3/01/28
2,865	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/23 at 100.00	A	2,718,713
	University, Series 2013A, 3.500%, 3/01/34
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert
	Morris University, Series 2016:
735	3.000%, 10/15/30	10/26 at 100.00	Baa3	639,575
1,000	5.000%, 10/15/38	10/26 at 100.00	Baa3	1,034,200
3,215	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	3/27 at 100.00	BBB–	3,299,104
	Charter School Project, Series 2016, 5.125%, 3/15/36
1,440	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,474,070
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
2,200	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds,	5/26 at 100.00	A–	1,889,646
	Allegheny College, Series 2016, 3.000%, 5/01/34
1,020	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series	5/24 at 100.00	Baa3	1,051,712
	2014, 5.000%, 5/01/37
750	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	4/17 at 100.00	AA	750,720
	2006, 4.500%, 10/01/27 – RAAI Insured
4,735	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University,	11/26 at 100.00	BBB+	4,549,151
	Series 2016, 4.000%, 5/01/46
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College,
	Series 2016OO2:
590	3.250%, 5/01/36	5/26 at 100.00	BBB+	500,403
1,815	3.500%, 5/01/41	5/26 at 100.00	BBB+	1,552,605
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
760	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	755,151
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	782,856
5,235	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	5,689,450
	Series 2012, 5.000%, 5/01/32
2,155	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB	2,258,052
	University, Series 2010, 5.625%, 4/01/40
1,465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	1,585,218
	Series 2013A, 6.500%, 9/01/38
10,750	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	11,224,720
	Higher Education, Series 2008AH, 5.000%, 6/15/33
2,405	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A	2,584,678
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College,
	Refunding Series 2014:
2,545	5.000%, 12/01/38	12/24 at 100.00	AA	2,871,371
2,080	5.000%, 12/01/44	12/24 at 100.00	AA	2,339,043
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	1,664,670
	2011A, 5.250%, 5/01/41
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB	1,052,580
	Series 2012-KK1, 5.375%, 5/01/42
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	11/22 at 100.00	BBB	320,963
	Series 2012, 4.000%, 5/01/32
1,195	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/23 at 100.00	BBB+	1,275,674
	Refunding Series 2013, 5.000%, 6/01/32
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/22 at 100.00	Aa3	2,192,060
	Series of 2012, 5.000%, 4/01/42
7,125	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/25 at 100.00	A+	7,853,674
	University, Refunding Series 2015A, 5.250%, 9/01/50
760	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	831,858
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
1,030	4.000%, 11/01/39	11/22 at 100.00	A3	1,040,506
4,300	5.000%, 11/01/42	11/22 at 100.00	A3	4,717,573
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the	11/25 at 100.00	A3	1,436,232
	Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
1,590	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/23 at 100.00	A–	1,750,113
	Series 2013A, 5.500%, 7/15/38
3,005	Pennsylvania State University, Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	3,282,842
554	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	4/17 at 100.00	N/R	6
	Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)
4,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB	4,733,415
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	4/17 at 100.00	N/R	500,105
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
2,300	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas	3/27 at 100.00	A+	2,252,229
	Jefferson University, Fixed Rate Series 2017A, 4.000%, 9/01/47 (WI/DD, Settling 2/08/17)
2,320	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of	5/26 at 100.00	A–	2,525,854
	Scranton, Series 2016, 5.000%, 11/01/37
5,250	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds,	6/26 at 100.00	N/R	4,979,153
	Marywood University, Series 2016, 5.000%, 6/01/46
5,000	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	5,594,300
	County Area Community College, Series 2011, 5.500%, 3/01/31
95	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Westmoreland	10/25 at 100.00	AA	83,422
	County Community College, Series 2016A, 3.000%, 10/15/35 – AGM Insured
1,100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A–	1,200,210
	2010, 5.000%, 11/01/40
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton,
	Series 2015A:
1,890	5.000%, 11/01/32	11/25 at 100.00	A–	2,108,030
740	5.000%, 11/01/33	11/25 at 100.00	A–	821,822
740	4.000%, 11/01/35	11/25 at 100.00	A–	750,345
105,154	Total Education and Civic Organizations			109,857,950
	Health Care – 32.9% (20.5% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
2,170	5.000%, 4/01/25	4/17 at 100.00	B2	2,157,653
4,160	5.125%, 4/01/35	4/17 at 100.00	B2	3,831,526
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,
	Inc., Series 2012:
4,010	5.000%, 5/15/26	5/21 at 100.00	A+	4,422,148
1,910	5.000%, 5/15/27	5/21 at 100.00	A+	2,096,454
2,000	5.000%, 5/15/28	5/21 at 100.00	A+	2,190,040
3,300	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	A+	3,400,914
	Center Project, Series 2012A, 4.500%, 11/01/41
4,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding	12/21 at 100.00	AA–	4,416,720
	Series 2011, 5.375%, 12/01/41
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical
	Center Project, Series 2016A:
705	5.000%, 11/15/41	11/25 at 100.00	A	768,224
2,985	5.000%, 11/15/46	11/25 at 100.00	A	3,234,098
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,713,812
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health
	System Project, Refunding Series 2016A:
1,275	5.000%, 6/01/34	6/26 at 100.00	A+	1,418,578
360	5.000%, 6/01/35	6/26 at 100.00	A+	397,534
3,400	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A+	3,645,990
	System Project, Series 2012A, 5.000%, 6/01/42
1,500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	7/23 at 100.00	BBB	1,609,545
	5.000%, 7/01/28
2,275	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A,	7/26 at 100.00	BBB	2,393,573
	5.000%, 7/01/41
3,000	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	3,081,750
	Center Project, Series 2010A, 7.000%, 7/01/27
850	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	AA	865,343
	2007, 5.000%, 11/01/37 – CIFG Insured
6,840	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	7,414,560
	Hospital Project, Series 2010, 5.375%, 7/01/42
4,555	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/24 at 100.00	AA	4,990,276
	Health System, Series 2014A, 5.000%, 6/01/41
1,370	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional	6/23 at 100.00	Ba1	1,489,368
	Medical Center, Series 2014A, 6.000%, 6/01/39
3,385	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	N/R	4,927,274
	General Hospital Project, Tender Option Bond Trust 2015-XF0064, 12.423%, 7/01/42 (IF)
4,200	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	4,653,222
	Refunding Series 2016B, 5.000%, 8/15/46
3,000	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	3,331,380
	Series 2016A, 5.000%, 8/15/42
3,450	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/26 at 100.00	A+	3,418,812
	Health Network, Refunding Series 2016A, 4.000%, 7/01/35
2,565	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/22 at 100.00	A+	2,507,570
	Health Network, Series 2012B, 4.000%, 7/01/43
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Refunding Series 2016:
1,265	3.000%, 11/01/36	5/26 at 100.00	A	1,082,448
2,900	4.000%, 11/01/41	5/26 at 100.00	A	2,899,855
5,240	4.000%, 11/01/46	5/26 at 100.00	A	5,158,990
4,600	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/22 at 100.00	A	4,704,190
	Series 2012, 4.000%, 11/01/32
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
6,000	5.500%, 7/01/28	7/19 at 100.00	AA–	6,476,700
2,840	5.750%, 7/01/39	7/19 at 100.00	AA–	3,073,164
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2012A:
365	4.000%, 1/01/25	1/22 at 100.00	A–	381,392
3,000	5.000%, 1/01/41	1/22 at 100.00	A–	3,144,870
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2016:
1,020	3.375%, 7/01/32	7/26 at 100.00	A–	969,745
2,650	5.000%, 7/01/41	7/26 at 100.00	A–	2,828,266
3,730	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A+	4,066,185
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue	4/22 at 100.00	AA	993,635
	Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41
7,500	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	7,908,375
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh	7/23 at 100.00	Aa3	4,334,880
	Medical Center, Series 2013A, 5.000%, 7/01/43
3,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	3,354,944
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
16,385	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/26 at 100.00	AA–	16,605,542
	Pennsylvania Health System, Series 2016C, 4.000%, 8/15/41 (UB) (5)
2,440	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/21 at 100.00	AA	3,122,761
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 2015-XF0114,
	12.415%, 7/01/41 (IF)
4,650	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	4,966,944
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
	Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s
	Hospital -Monroe Project, Series 2015A:
3,000	5.000%, 8/15/40	2/25 at 100.00	A–	3,200,190
1,590	4.000%, 8/15/45	2/25 at 100.00	A–	1,563,368
3,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network,	1/27 at 100.00	A+	3,233,310
	Series 2016B, 5.000%, 7/01/45
600	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	AA–	646,440
	East, Series 2010A, 5.000%, 11/15/40
3,000	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group,	6/24 at 100.00	Aa3	3,274,500
	Refunding Series 2014A, 5.000%, 6/01/44
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding & Improvement Series 2011:
3,130	6.875%, 8/01/31	8/21 at 100.00	A–	3,588,764
2,500	7.000%, 8/01/41	8/21 at 100.00	A–	2,844,675
3,470	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington	7/23 at 100.00	A–	3,781,328
	Hospital Project, Series 2013A, 5.000%, 7/01/28
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
325	6.250%, 1/01/31	1/21 at 100.00	AA	370,584
4,555	6.500%, 1/01/36	1/21 at 100.00	AA	5,205,044
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
1,635	5.625%, 1/01/32	1/22 at 100.00	AA	1,857,000
1,970	5.750%, 1/01/41	1/22 at 100.00	AA	2,229,350
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	612,266
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
170,820	Total Health Care			182,856,069
	Housing/Multifamily – 1.4% (0.9% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	164,742
	University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
1,235	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/24 at 100.00	BBB–	1,272,569
	Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
1,900	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/25 at 100.00	BBB–	1,957,114
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,101,390
750	5.000%, 7/01/32	7/22 at 100.00	BBB+	813,525
420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	10/22 at 100.00	BBB–	433,196
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
270	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties	7/26 at 100.00	Baa3	287,985
	Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A,
	5.000%, 7/01/31
1,736	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	4/17 at 101.00	Baa3	1,744,368
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
7,471	Total Housing/Multifamily			7,774,889
	Housing/Single Family – 13.4% (8.3% of Total Investments)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	4/17 at 100.00	AA+	1,356,667
	4.600%, 10/01/27 (Alternative Minimum Tax)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
4,750	3.300%, 10/01/32	10/21 at 100.00	AA+	4,675,473
2,275	3.650%, 10/01/37	10/21 at 100.00	AA+	2,255,344
2,190	3.700%, 10/01/42	10/21 at 100.00	AA+	2,267,022
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B:
2,330	3.950%, 10/01/40	10/24 at 100.00	AA+	2,319,259
3,315	4.000%, 4/01/45	10/24 at 100.00	AA+	3,254,336
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B:
3,290	3.900%, 10/01/35	10/24 at 100.00	AA+	3,281,216
2,465	4.050%, 10/01/40	10/24 at 100.00	AA+	2,469,733
4,320	4.150%, 10/01/45	10/24 at 100.00	AA+	4,331,059
7,185	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118B,	4/25 at 100.00	AA+	7,229,331
	4.100%, 10/01/45
2,045	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119,	4/25 at 100.00	AA+	1,944,120
	3.500%, 10/01/36
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120,	10/25 at 100.00	AA+	6,139,770
	3.200%, 4/01/40
2,450	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121,	10/25 at 100.00	AA+	2,172,636
	3.200%, 10/01/41
20,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016,	10/25 at 100.00	AA+	17,735,800
	3.200%, 10/01/41 (UB)
1,050	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/22 at 100.00	AA+	1,199,698
	Trust 2015-XF0066, 12.524%, 10/01/33 (Alternative Minimum Tax) (IF)
2,455	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007,	4/17 at 100.00	AA+	2,458,020
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option
	Bond Trust 2017-XG0109:
2,000	3.650%, 10/01/32 (WI/DD, Settling 2/02/17) (UB) (5)	4/26 at 100.00	N/R	2,006,140
6,725	3.900%, 10/01/36 (WI/DD, Settling 2/02/17) (UB) (5)	4/26 at 100.00	N/R	6,688,214
600	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	620,880
	Bonds Trust 2015-XF0109, 9.353%, 10/01/38 (IF) (5)
77,800	Total Housing/Single Family			74,404,718
	Industrials – 1.0% (0.6% of Total Investments)
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
2,495	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,773,317
545	5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	591,696
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,110,120
5,040	Total Industrials			5,475,133
	Long-Term Care – 5.3% (3.3% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
470	5.750%, 1/01/27	4/17 at 100.00	N/R	470,343
760	5.750%, 1/01/37	4/17 at 100.00	N/R	760,281
230	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson	12/25 at 100.00	N/R	224,367
	Senior Services Project, Series 2015A, 5.000%, 12/01/35
	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social
	Ministries Project, Series 2016:
985	5.000%, 1/01/28	1/26 at 100.00	N/R	1,100,501
1,070	5.000%, 1/01/29	1/26 at 100.00	N/R	1,184,223
735	5.000%, 1/01/30	1/26 at 100.00	N/R	806,398
300	3.250%, 1/01/36	1/26 at 100.00	N/R	267,390
2,015	3.250%, 1/01/39	1/26 at 100.00	N/R	1,732,054
500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	543,690
	Ministries Project, Series 2009, 6.375%, 1/01/39
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social
	Ministries Project, Series 2015:
4,380	4.000%, 1/01/33	1/25 at 100.00	BBB+	4,382,847
5,740	5.000%, 1/01/38	1/25 at 100.00	BBB+	6,054,265
2,030	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	2,048,432
	5.000%, 6/01/21
640	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	702,470
	Villages Project, Series 2015, 5.000%, 11/01/35
530	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	536,217
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
370	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	372,975
	Series 2008A, 6.375%, 7/01/30
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement	7/25 at 100.00	N/R	1,309,400
	Community Project, Refunding Series 2015A, 5.000%, 7/01/45
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
1,000	5.375%, 5/01/28	5/23 at 100.00	BBB	1,083,360
1,665	5.750%, 5/01/35	5/23 at 100.00	BBB	1,803,545
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Woods	11/18 at 100.00	A–	1,500,435
	Services Project, Series 2013, 4.000%, 11/15/38
2,150	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	5/22 at 100.00	A–	2,357,668
	Retirement-Life Communities, Inc. Obligated Group, Refunding Series 2012, 5.000%, 11/15/26
28,320	Total Long-Term Care			29,240,861
	Materials – 1.2% (0.8% of Total Investments)
6,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	6,829,648
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
	Tax Obligation/General – 28.7% (17.8% of Total Investments)
1,700	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	1,906,805
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
2,780	5.250%, 12/01/32	12/23 at 100.00	AA–	3,193,358
2,000	5.250%, 12/01/33	12/23 at 100.00	AA–	2,289,360
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
1,750	5.000%, 12/01/32	12/24 at 100.00	AA–	1,961,505
1,285	5.000%, 12/01/34	12/24 at 100.00	AA–	1,433,713
5,100	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012,	12/22 at 100.00	AA–	5,713,377
	5.000%, 12/01/37
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds,
	Refunding Series 2016:
1,500	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,578,780
1,500	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,577,520
1,255	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,314,650
1,950	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General	4/24 at 100.00	AA	2,154,711
	Obligation Bonds, Series 2015, 5.000%, 10/01/38
3,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	6/23 at 100.00	A2	3,315,510
	2013, 5.250%, 6/01/43
	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds,
	Series 2014D:
3,000	5.000%, 12/15/37	12/24 at 100.00	AA	3,344,310
1,075	5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,197,593
1,100	5.000%, 12/15/39	12/24 at 100.00	AA	1,226,247
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	328,898
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,511,124
915	4.000%, 7/01/26	7/20 at 100.00	AA	961,976
650	Cranberry Township, Pennsylvania, General Obligation Bonds, Refunding Series 2015,	10/25 at 100.00	Aa1	649,980
	3.250%, 10/01/32
10,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	10,199,400
	Series 2002, 5.750%, 7/01/17
7,450	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	4,100,256
	0.000%, 9/01/30 – AMBAC Insured
6,680	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	6,910,527
	Series 2012, 4.000%, 10/15/32
6,225	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited	11/23 at 100.00	AA	6,835,859
	Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured
2,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA	2,078,660
	AGM Insured
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds,
	Series 2015:
5,000	5.000%, 5/01/31	5/25 at 100.00	AA	5,694,450
4,000	5.000%, 5/01/32	5/25 at 100.00	AA	4,536,880
2,875	5.000%, 5/01/33	5/25 at 100.00	AA	3,247,485
	Pennsbury School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2016A:
2,375	5.000%, 10/01/31	4/25 at 100.00	Aa2	2,705,624
3,115	5.000%, 10/01/32	4/25 at 100.00	Aa2	3,534,186
1,000	5.000%, 10/01/33	4/25 at 100.00	Aa2	1,129,950
2,660	5.000%, 10/01/34	4/25 at 100.00	Aa2	2,993,458
2,045	5.000%, 10/01/35	4/25 at 100.00	Aa2	2,293,570
1,410	5.000%, 10/01/36	4/25 at 100.00	Aa2	1,577,099
2,620	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	3,029,847
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured
3,925	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA–	4,316,911
	6/01/34 – FGIC Insured
745	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/22 at 100.00	AA	847,862
	2014A, 5.000%, 9/01/25 – BAM Insured
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	AA–	2,947,601
6,790	5.000%, 9/01/26	9/22 at 100.00	AA–	7,686,959
	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds,
	Refunding Series 2016:
795	3.125%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	768,709
2,035	3.300%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	1,941,594
2,930	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	9/26 at 100.00	AA	2,742,158
	2016A, 2.625%, 9/01/28 – AGM Insured
2,485	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	2,438,307
	Series 2012, 3.000%, 2/15/34
1,000	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,032,640
11,440	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AA–	6,303,669
	0.000%, 1/15/32 – FGIC Insured
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
280	5.000%, 11/15/26	5/24 at 100.00	BB	289,514
2,925	5.000%, 11/15/32	5/24 at 100.00	BB	2,980,224
1,150	South Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	2/20 at 100.00	AA	1,154,565
	2014, 3.375%, 8/01/32 – BAM Insured
1,890	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds,	No Opt. Call	Aa1	2,224,927
	Refunding Series 2015B, 5.000%, 5/15/23
21,000	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Philadelphia	No Opt. Call	AA	24,853,710
	School District Project, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (5)
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,
	Guaranteed Lease Revenue Bonds, Series 2016A:
285	5.000%, 11/15/21	No Opt. Call	BB	292,689
170	5.000%, 11/15/28	5/24 at 100.00	BB	173,347
154,190	Total Tax Obligation/General			159,522,054
	Tax Obligation/Limited – 9.4% (5.8% of Total Investments)
1,675	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	4/17 at 100.00	N/R	1,613,343
	Project, Series 2004, 5.600%, 7/01/23
1,475	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	1,538,808
	Bonds, Series 2012A, 5.000%, 5/01/35
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,744,081
655	5.125%, 1/01/42	1/22 at 100.00	A	680,899
1,746	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	1,774,163
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
1,440	5.500%, 12/01/34	12/20 at 100.00	AA–	1,607,486
3,915	5.000%, 12/01/38	12/19 at 100.00	AA–	4,213,832
3,180	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	3,503,152
	Revenue Bonds, Series 2012A, 5.000%, 12/01/31
7,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA–	7,815,010
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special
	Revenue Bonds, Series 2014A:
2,650	0.000%, 12/01/37 (6)	No Opt. Call	AA–	2,264,849
4,000	0.000%, 12/01/44 (6)	No Opt. Call	AA–	3,420,880
4,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	4,332,920
	Revenue, Series 2011B, 5.000%, 12/01/41
2,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA	2,328,546
	7/15/18 – AGM Insured
5,530	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and	12/25 at 100.00	A+	6,196,254
	Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30
3,820	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA	4,248,337
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
4,225	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	4,466,586
	7/01/29 – AMBAC Insured
440	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	439,991
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
49,621	Total Tax Obligation/Limited			52,189,137
	Transportation – 9.3% (5.8% of Total Investments)
3,280	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	3,556,406
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,270	5.000%, 1/01/22	No Opt. Call	A–	1,385,278
2,425	5.000%, 1/01/23	No Opt. Call	A–	2,676,400
2,310	5.000%, 1/01/24	1/23 at 100.00	A–	2,561,074
610	5.000%, 1/01/25	1/23 at 100.00	A–	671,506
3,990	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	4,397,499
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
12,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	14,256,946
	0.000%, 12/01/38 (6)
820	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series	6/26 at 100.00	A3	887,953
	2016B-2, 5.000%, 6/01/39
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A1	3,290,760
10,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	10,979,400
2,475	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	2,662,481
	2010B-1, 5.000%, 12/01/37
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	2,481,420
	6/01/33 – AGM Insured
1,865	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.250%, 6/15/28	6/20 at 100.00	A	2,054,204
46,145	Total Transportation			51,861,327
	U.S. Guaranteed – 19.8% (12.3% of Total Investments) (7)
2,240	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	N/R (7)	2,593,382
	(Pre-refunded 5/01/21)
6,025	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2 (7)	6,585,385
	2009, 5.000%, 8/01/29 (Pre-refunded 8/01/19)
4,100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A (7)	5,101,630
	Center Project, Series 2011, 7.000%, 11/15/46 (Pre-refunded 11/15/21)
4,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (7)	4,944,420
	Ministries Project, Series 2009, 6.375%, 1/01/39 (Pre-refunded 1/01/19)
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University,
	Series 2007-GG3:
1,855	5.000%, 5/01/32 (Pre-refunded 5/01/17) – RAAI Insured	5/17 at 100.00	AA (7)	1,874,626
500	5.000%, 5/01/35 (Pre-refunded 5/01/17) – RAAI Insured	5/17 at 100.00	AA (7)	505,290
3,775	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	N/R (7)	3,794,554
	General Hospital Project, Series 2007A, 5.000%, 3/15/26 (Pre-refunded 3/15/17)
7,660	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA (7)	8,080,917
	Health Network, Series 2008A, 5.000%, 7/01/33 (Pre-refunded 7/01/18) – AGM Insured
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Series 2007:
9,850	5.000%, 11/01/30 (Pre-refunded 11/01/17) – AGC Insured	11/17 at 100.00	AA (7)	10,156,532
2,180	5.000%, 11/01/37 (Pre-refunded 11/01/17) – AGC Insured	11/17 at 100.00	AA (7)	2,247,842
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,
	Series 2007:
200	5.000%, 9/01/23 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (7)	204,908
60	5.000%, 9/01/23 (Pre-refunded 9/01/17)	9/17 at 100.00	Aaa	61,472
1,115	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	N/R (7)	1,265,793
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)
835	New Wilmington Municipal Authority, Pennsylvania, Revenue Bonds, Westminster College, Series	5/17 at 100.00	AA (7)	844,160
	2007G, 5.125%, 5/01/33 (Pre-refunded 5/01/17) – RAAI Insured
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Luke’s Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23 (Pre-refunded 8/15/18)	8/18 at 100.00	A– (7)	1,313,534
2,000	5.500%, 8/15/35 (Pre-refunded 8/15/18)	8/18 at 100.00	A– (7)	2,134,800
4,010	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	N/R (7)	4,435,421
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
6,220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA– (7)	6,411,638
	2007A, 5.000%, 5/01/37 (Pre-refunded 11/01/17) – NPFG Insured
1,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	N/R (7)	1,495,988
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	N/R (7)	5,087,800
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 (Pre-refunded 7/01/17) – SYNCORA GTY Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A+ (7)	2,139,680
	University, Series 2010, 5.000%, 3/01/40 (Pre-refunded 3/01/20)
315	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (7)	362,543
	Bonds, Series 2010A, 5.500%, 12/01/34 (Pre-refunded 12/01/20)
5,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA (7)	5,486,056
	5.000%, 12/01/32 (Pre-refunded 12/01/18) – NPFG Insured
12,885	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37	10/17 at 100.00	A (7)	13,243,461
	(Pre-refunded 10/01/17) – AMBAC Insured
385	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (7)	423,735
	NPFG Insured (ETM)
7,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (7)	7,981,523
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
1,645	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA+ (7)	1,797,672
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%, 12/01/19 (ETM)
3,345	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+ (7)	3,925,491
	(Pre-refunded 8/01/20)
1,470	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (7)	1,620,469
	5.500%, 7/01/19 – NPFG Insured (ETM)
50	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	N/R (7)	56,496
	East, Series 2010A, 5.000%, 11/15/40 (Pre-refunded 11/15/20)
2,250	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007,	6/17 at 100.00	AA (7)	2,283,840
	5.250%, 6/01/39 (Pre-refunded 6/01/17) – RAAI Insured
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	N/R (7)	1,831,126
	Memorial Hospital, Series 2010, 5.500%, 7/01/29 (Pre-refunded 7/01/20)
102,908	Total U.S. Guaranteed			110,292,184
	Utilities – 6.8% (4.2% of Total Investments)
2,380	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	No opt. Call	CCC+	970,278
	FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35
	(Mandatory put 7/01/21)
3,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No opt. Call	B1	2,765,100
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35
	(Mandatory put 7/01/22)
5,840	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No opt. Call	CCC+	2,414,898
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
9,655	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No opt. Call	BB+	4,265,000
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
7,250	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta	7/20 at 100.00	Ba2	7,243,330
	Project, Refunding Series 2015A, 5.000%, 7/01/43
4,015	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A+	4,371,371
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
2,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	BB–	2,244,065
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
4,575	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	4,927,687
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
5,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	11/19 at 100.00	AA–	5,396,650
	Pennsylvania, Inc. Project, Series 2009B, 5.000%, 11/15/40
2,735	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015,	8/25 at 100.00	A	3,061,067
	5.000%, 8/01/29
46,670	Total Utilities			37,659,446
	Water and Sewer – 10.7% (6.6% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
3,325	5.000%, 12/01/40	12/25 at 100.00	A1	3,677,051
3,320	5.000%, 12/01/45	12/25 at 100.00	A1	3,653,029
750	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2016,	12/26 at 100.00	AA	780,945
	4.000%, 12/01/32 – AGM Insured
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust
	2015-XF0123:
1,665	11.823%, 12/01/29 – AGM Insured (IF) (5)	12/21 at 100.00	AA	2,235,795
825	11.813%, 12/01/33 – AGM Insured (IF) (5)	12/21 at 100.00	AA	1,065,619
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds,
	Series 2015:
1,110	5.000%, 5/01/40	5/25 at 100.00	Aa3	1,234,242
2,220	4.000%, 5/01/45	5/25 at 100.00	Aa3	2,251,080
	Easton, Pennsylvania, Area Joint Sewer Authority, Water and Sewer Revenue Bonds, Series 2015:
165	3.125%, 12/01/32 – BAM Insured	12/23 at 100.00	AA	159,476
705	3.125%, 12/01/33 – BAM Insured	12/23 at 100.00	AA	671,301
1,155	3.200%, 12/01/34 – BAM Insured	12/23 at 100.00	AA	1,100,126
	Findlay Township Municipal Authority, Allegheny County, Pennsylvania, Revenue Bonds,
	Series 2015:
305	3.125%, 12/15/32 – BAM Insured	12/20 at 100.00	AA	289,110
665	3.375%, 12/15/35 – BAM Insured	12/20 at 100.00	AA	624,369
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
7,295	0.000%, 12/01/34	No Opt. Call	A	3,565,431
4,420	0.000%, 12/01/35	No Opt. Call	A	2,063,786
12,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	13,764,375
	Series 2013A, 5.125%, 12/01/47
1,100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	1,172,600
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
6,560	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A+	7,201,568
2,500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A+	2,729,150
5,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds,	9/23 at 100.00	A	5,616,600
	First Lien Series 2013B, 5.250%, 9/01/40
2,840	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer Revenue	11/19 at 100.00	AA	2,764,229
	Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured
1,930	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender	8/23 at 100.00	A+	2,694,145
	Option Bond Trust 2016-XF1058, 14.862%, 8/15/37 (IF) (5)
60,355	Total Water and Sewer			59,314,027
$ 862,949	Total Long-Term Investments (cost $866,643,223)			889,696,503

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS 0.7% (0.5% of Total Investments)
	MUNICIPAL BONDS 0.7% (0.5% of Total Investments)
	Health Care – 0.7% (0.5% of Total Investments)
$ 4,155	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	5/04/17	VMIG-1	$ 4,155,000
	Revenue Bonds, Children’s Hospital of Philadelphia, Variable Rate Demand Obligations,
	Series 2005A, 0.690%, 2/15/21 (8)
$ 4,155	Total Short-Term Investments (cost $4,155,000)			4,155,000
	Total Investments (cost $870,798,223) – 160.8%			893,851,503
	Floating Rate Obligations – (8.9)%			(49,295,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (15.6)% (9)			(87,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (39.1)% (10)			(217,500,000)
	Other Assets Less Liabilities – 2.8% (11)			15,984,071
	Net Assets Applicable to Common Shares – 100%			$ 556,040,574

Investments in Derivatives as of January 31, 2017
Interest Rate Swaps

		Fund	Floating		Fixed Rate			Unrealized
	Notional	Pay/Receive	Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation)
JPMorgan	$19,500,000	Receive	USD-BMA	1.346%	Quarterly	11/15/17	11/15/28	$1,397,238
Chase Bank, N.A.

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$889,696,503	$ —	$889,696,503
Short-Term Investments
Municipal Bonds	—	4,155,000	—	4,155,000
Investments in Derivatives:
Interest Rate Swaps*	—	1,397,238	—	1,397,238
Total	$ —	$895,248,741	$ —	$895,248,741
* Represents net unrealized appreciation (depreciation).

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $821,594,181.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$ 43,483,363
Depreciation	(20,521,182)
Net unrealized appreciation (depreciation) of investments	$ 22,962,181

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(8)	Investment has maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 9.7%.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 24.3%.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-BMA	United States Dollar-Bond Market Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017